AXONIC STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)
United States (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$289,641
TOTAL COMMON STOCKS
(Cost $521,155)		289,641

	Rate	Shares	Value
PREFERRED STOCKS (0.49%)
United States (0.49%)
Financials (0.49%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	197,368	4,342,096
Arbor Realty Trust, Series F(a)	6.25%	145,000	3,242,200
Rithm Capital Corp., Series D(a)(b)	7.00%	166,420	3,949,147
New York Mortgage Trust, Inc., Series F(a)(b)	6.88%	65,000	1,435,200
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,214,937
TOTAL PREFERRED STOCKS
(Cost $16,506,042)			15,183,580

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (17.64%)
Bermuda (0.05%)
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	$1,802,781	$1,734,275
Cayman Islands (1.42%)
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	1,313,189	1,188,173
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	12,392,237
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	922,634	880,101
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	3,988,007	3,824,100
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,940,476	1,877,023
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	10,394,123	10,028,250
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,328,147
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	162,700	153,393
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	4,491,937	4,171,212
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	8,658,924
Ireland (0.19%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	6,356,921	5,883,330
United States (15.98%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	20.12%	09/15/53	403,426	219,302
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT2, Series 2023-2, Class PT(b)(c)	20.42%	10/15/53	769,511	666,319
ACHM Trust, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	5,735,752	5,881,857
ACHV ABS TRUST, Series 2024-2PL, Class A(c)	5.07%	10/27/31	1,576,580	1,581,152
ACHV ABS TRUST, Series 2024-2PL, Class B(c)	5.43%	10/27/31	844,661	847,026
ACHV ABS TRUST, Series 2024-2PL, Class C(c)	5.72%	10/27/31	658,000	658,790
ACHV ABS TRUST, Series 2024-2PL, Class D(c)	6.40%	10/27/31	748,000	750,768
ACHV ABS TRUST, Series 2024-2PL, Class R(c)(e)	0.00%	10/27/31	1,815	816,217

	Rate	Maturity Date	Principal Amount	Value
Affirm Asset Securitization Trust, Series 2024-X1, Class C(c)	6.57%	05/15/29	$1,750,000	$1,768,900
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,519,950
Avant Credit Card Master Trust, Series 2024-1A, Class D(c)	8.80%	10/16/27	5,000,000	5,024,500
Avant Credit Card Master Trust, Series 2024-1A, Class C(c)	6.23%	10/16/27	2,000,000	1,991,800
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	9,155,045	9,263,991
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,627,258	1,653,945
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	7,482,032	7,465,571
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	2,700,313	2,687,081
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,771,201
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	15,433,653	11,363,799
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	9,998,031	9,529,124
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,860,650
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	516,506	503,284
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	3,612,273	3,378,920
ClickLease Equipment Receivables , Series 2024-1, Class C(c)	8.40%	02/15/27	9,560,000	9,799,000
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,424,720
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	07/25/51	1,940,000	1,771,802
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	12/15/38	23,816,410	22,539,850
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	12/15/36	8,899,750	7,688,494
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,425,000	2,314,663
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,880,000	3,450,484
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	1,923,413
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	982,664
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	04/17/58	1,270,000	1,261,237
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,611,086
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	7,564,800
FREED ABS Trust, Series 2022-1FP, Class D(c)	3.35%	03/19/29	2,535,057	2,512,748
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	8,255,788	8,340,823
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,724,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	3,700,017	3,616,026
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	4,385,981	2,795,005
HTAP, Series 2024-1, Class A(c)	7.00%	12/25/30	1,441,823	1,431,154
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,347,415
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	08/05/34	3,000,000	819,600
Libertas Asset Securitization LLC, Series 2025-1A, Class A(c)	6.34%	07/15/28	2,500,000	2,499,972
Libertas Asset Securitization LLC, Series 2025-1A, Class B(c)	6.54%	07/15/28	2,000,000	1,999,993
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	259,501	258,489
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,798,375
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,375,790
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	11,572,265	11,632,441
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,610,772
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	9,997,430	10,118,399
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	3,774,832	3,777,474
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	19,174,145	19,235,502
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	14,996,741	15,154,206
Pagaya AI Debt Trust, Series 2022-2, Class B(c)	6.63%	01/15/30	3,293,576	3,302,798
Pagaya AI Debt Trust, Series 2023-1, Class A(c)	7.56%	07/15/30	104,206	104,300
Pagaya AI Debt Trust, Series 2023-3, Class A(c)	7.60%	12/16/30	714,479	716,980
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	7.97%	06/16/31	3,823,941	3,858,739

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	$4,941,680	$5,006,416
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.27%	07/15/31	6,210,618	6,255,955
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.75%	08/15/31	2,660,149	2,682,494
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	11,795,256	11,940,338
Pagaya AI Debt Trust, Series 2024-2, Class B(c)	6.61%	08/15/31	9,306,831	9,385,008
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	23,009,027	23,246,020
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class B(c)	7.48%	11/15/25	2,300,000	2,314,030
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	9,525,000	9,629,775
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	5,693,974	5,549,508
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,379,453
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	3,132,350	1,720,600
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	1,730,120	1,648,977
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	2,516,910	2,371,684
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	2,395,423	2,032,996
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	930,711	880,360
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	10,767,436	9,853,281
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	01/15/39	5,025,209	4,836,764
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	388,694	391,492
Towd Point HE Trust, Series 2023-1, Class M2B(c)	6.50%	02/25/63	3,000,000	2,920,706
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)	9.00%	10/25/27	26,500,000	26,171,400
Twin Hospitality I LLC, Series 2024-1A, Class A2I(c)	9.00%	10/25/27	1,213,000	1,212,030
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)	10.00%	10/25/27	6,500,000	5,737,550
Unison Trust, Series 2023-2, Class A(c)	6.50%	11/25/53	13,237,702	12,770,678
Unlock HEA Trust, Series 2022-1, Class A(c)(d)	7.00%	07/25/29	7,777,415	7,755,326
Unlock Hea Trust 2023-1, Series 2023-1 A, Class A(c)	7.00%	10/25/38	2,650,675	2,640,330
Unlock HEA Trust, Series 2024-2, Class A(c)	6.50%	03/25/32	4,413,816	4,330,897
Upstart Securitization Trust 2021-2, Series 2021-2 C, Class C(c)	3.61%	06/20/31	3,319,138	3,288,933
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	2,956,459	2,962,963
Veros Auto Receivables Trust, Series 2022-1, Class B(c)	4.39%	04/25/53	94,789	94,732
Vista Point Securitization Trust, Series 2024-CES2, Class B1(b)(c)	7.50%	09/25/28	1,000,000	981,790
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,496,893
Willis Engine Structured Trust IV, Series 2018-A, Class B(c)(d)	5.44%	09/15/26	2,857,932	2,821,351
CIM Trust, Series 2021-NR2, Class A1(c)(d)	5.57%	07/25/59	1,457,729	1,451,497
MFA , Series 2024-NPL1, Class A1(d)	6.33%	09/25/27	5,850,676	5,844,758
PRET LLC, Series 2024-NPL3, Class A1(c)(d)	7.52%	04/25/27	7,418,194	7,450,190
PRET LLC, Series 2024-NPL4, Class A1(c)(d)	7.00%	07/25/27	7,037,509	7,033,955
PRET LLC, Series 2024-NPL5, Class A1(c)(d)	5.96%	09/25/27	21,717,700	21,603,739
PRET LLC, Series 2024-NPL6, Class A1(c)(d)	5.93%	10/25/27	9,951,014	9,959,984
PRET LLC, Series 2024-RN2, Class A1(c)(d)	7.13%	06/25/27	4,945,130	4,963,268
PRPM LLC, Series 2022-3, Class A1(c)(d)	5.56%	06/25/25	3,246,511	3,237,680
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	17,244,743	3,674,525
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,875,925

TOTAL ASSET-BACKED SECURITIES
(Cost $563,219,281)				553,092,777

BANK LOANS (0.86%)

	Rate	Maturity Date	Principal Amount	Value
United States (0.86%)
Financials (0.04%)
UTEX-DEFEASED(f)	6.57%	02/01/26	$1,193,539	$1,189,003
Mortgage Securities (0.82%)
Copper Hill Sportsmans RT	7.25%	02/01/27	6,919,158	6,650,641
Tower Bellflower LLC	1M CME TERM SOFR + 4.10%	02/01/27	19,050,000	19,013,805

TOTAL BANK LOANS
(Cost $26,545,145)				26,853,449

COMMERCIAL MORTGAGE-BACKED SECURITIES (31.36%)
United States (31.36%)
BAHA Trust, Series 2024-MAR, Class X(b)(c)(g)	0.36%	12/10/29	284,500,000	3,357,100
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	04/30/47	6,815,399	6,843,342
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)(e)	0.00%	02/27/32	9,155,000	5,377,647
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,417,998
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,019,550
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,964,902
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.44%	03/15/37	4,760,000	3,981,740
BBCMS Mortgage Trust, Series 2020-BID, Class D(b)(c)	1M CME TERM SOFR + 4.74%	10/15/25	9,800,000	9,811,760
BBCMS Mortgage Trust, Series 2020-BID, Class C(b)(c)	1M CME TERM SOFR + 3.75%	10/15/25	7,490,000	7,508,725
BBCMS Mortgage Trust, Series 2020-BID, Class A(b)(c)	1M CME TERM SOFR + 2.25%	10/15/25	19,516,000	19,590,161
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.46%	11/15/28	4,079,000	3,777,970
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,692,640
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	3,301,050
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,668,427
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.64%	06/15/38	15,300,000	7,518,420
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.63%	06/15/38	8,500,000	1,935,450
BCRR , Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,670,272
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)(g)	0.81%	03/15/28	76,567,794	1,875,911
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3AB(c)(e)	0.00%	05/25/52	6,000,000	4,722,000
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 5C(c)(e)	0.00%	05/25/52	6,619,500	4,755,449
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)(e)	0.00%	05/25/52	12,585,000	9,738,273
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(g)	0.58%	07/15/28	134,051,202	2,453,137
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.12%	08/15/28	1,000,000	1,008,700
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	12,439,256	12,112,103
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b)(c)	1M CME TERM SOFR + 2.49%	05/15/26	4,935,031	4,940,460

	Rate	Maturity Date	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	$4,851,136	$4,888,004
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.69%	02/15/26	88,545	89,236
BX Trust, Series 2018-GW, Class F(b)(c)	1M CME TERM SOFR + 2.72%	05/15/25	10,000,000	9,994,000
BX Trust, Series 2018-GW, Class E(b)(c)	1M CME TERM SOFR + 2.27%	05/15/25	16,731,000	16,720,961
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,550,400
BX Trust, Series 2023-DELC, Class B(b)(c)	1M CME TERM SOFR + 3.34%	05/15/25	7,075,000	7,125,940
BX Trust, Series 2023-DELC, Class E(b)(c)	1M CME TERM SOFR + 5.29%	05/15/25	6,000,000	6,043,800
BXP Trust, Series 2021-601L, Class D(b)(c)	2.78%	01/15/32	1,699,000	1,304,492
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	15,000,000	15,055,500
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	32,445,000	32,642,914
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,132,130
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	11,900,000	11,957,120
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	08/25/26	4,600,000	1,120,100
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,281,744
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)(e)	0.00%	09/29/29	24,870,000	21,363,330
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	3,163,858	3,062,138
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(c)	3.40%	12/15/38	9,155,000	8,307,247
Commercial Mortgage Lease-Backed Certificates Series-1, Series 2001-CMLB, Class J(b)(c)	6.25%	06/20/31	99,009	97,544
Countrywide Alternative Loan, Series 2007-17CB, Class A6	5.01%	08/25/37	6,548,299	2,967,493
Credit Suisse Commercial Mortgage Trust 2020-FACT E(b)(c)	10.59%	10/15/25	1,745,000	1,651,817
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M CME TERM SOFR + 6.16%	10/15/25	11,340,000	9,775,080
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,824,000
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.71%	04/13/28	2,439,000	2,465,829
Extended Stay America Trust, Series 2021-ESH, Class E(b)(c)	1M CME TERM SOFR + 2.96%	07/15/26	20,333,598	20,455,599
Extended Stay America Trust, Series 2021-ESH, Class F(b)(c)	1M CME TERM SOFR + 3.81%	07/15/26	34,181,479	34,437,840
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,536,440
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	12,031,048	12,269,263
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,460,310
Freddie Mac Multifamily Structured Credit Risk, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,518,750

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	$2,000,000	$2,069,600
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(g)	5.89%	01/25/34	8,700,000	3,283,380
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(g)	4.68%	01/25/33	19,488,345	5,394,374
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(g)	5.10%	01/25/33	11,437,000	3,451,686
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(g)	4.38%	11/25/32	6,840,000	1,735,308
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	2,997,158	2,975,579
FREMF Mortgage Trust, Series 2018-K156, Class C(c)(e)	0.00%	07/25/33	6,449,682	3,241,610
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,825,450
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	20,662,824	20,439,665
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	3.96%	06/25/29	28,878,000	24,725,344
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	0.43%	07/25/29	28,371,262	708,107
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(g)	1.11%	03/25/30	23,923,291	763,153
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	1.08%	07/25/40	14,806,609	533,922
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(g)	1.21%	09/25/30	53,864,851	2,538,015
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(g)	1.03%	10/25/30	18,230,656	725,279
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	1.06%	10/25/40	43,672,560	1,102,212
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.86%	01/25/41	27,222,831	800,558
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.47%	01/25/31	25,609,148	591,023
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(g)	0.10%	11/25/31	114,762,037	1,264,035
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.42%	11/10/27	15,740,000	16,578,942
FS Trust, Series 2024-HULA, Class E(b)(c)	1M CME TERM SOFR + 3.44%	08/15/26	5,000,000	5,048,000
FS Trust, Series 2024-HULA, Class D(b)(c)	1M CME TERM SOFR + 2.94%	08/15/26	1,850,000	1,865,170
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.59%	03/16/59	68,476,112	2,478,835
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,657,760
Great Wolf Trust, Series 2024-WOLF, Class E(b)(c)	6.12%	03/15/39	24,100,000	24,312,080
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D(b)(c)	1M CME TERM SOFR + 3.19%	05/15/26	2,000,000	2,005,800
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,563,000
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/26	6,500,000	6,269,900
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	16,000,000	16,131,200
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	6,833,537	6,734,451
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,905,800
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,764,207	2,693,996
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/25	4,250,000	4,114,425
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	17,900,000	17,941,170

	Rate	Maturity Date	Principal Amount	Value
INTOWN Mortgage Trust, Series 2022-STAY, Class C(b)(c)	1M CME TERM SOFR + 3.69%	08/15/39	$3,581,875	$3,592,979
INTOWN Mortgage Trust, Series 2022-STAY, Class E(b)(c)	1M CME TERM SOFR + 5.03%	10/25/55	37,344,000	37,624,080
INTOWN Mortgage Trust, Series 2022-STAY, Class A(b)(c)	1M CME TERM SOFR + 2.49%	08/15/39	10,445,000	10,483,647
INTOWN Mortgage Trust, Series 2022-STAY, Class B(b)(c)	1M CME TERM SOFR + 3.29%	08/15/39	9,395,000	9,425,064
INTOWN Mortgage Trust, Series 2022-STAY, Class D(b)(c)	1M CME TERM SOFR + 4.13%	08/15/39	845,000	851,507
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.35%	02/15/51	3,527,764	3,505,539
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class A(b)(c)	1M CME TERM SOFR + 0.60%	04/15/27	3,606,377	3,555,527
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	22,454,430	21,893,069
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	3,364,259	2,793,008
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	9,977,000
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,396,139
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	7,640,000	7,633,124
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	20,000,000	20,114,000
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	16,232,000	16,254,725
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	5,243,831
MTK Mortgage Trust, Series 2021-GRNY, Class A(b)(c)	1M CME TERM SOFR + 1.86%	12/15/38	10,500,000	10,473,750
MTK Mortgage Trust, Series 2021-GRNY, Class B(b)(c)	1M CME TERM SOFR + 2.76%	12/15/38	22,648,900	22,479,033
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M CME TERM SOFR + 5.91%	12/15/38	2,600,000	2,580,500
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	8,000,000	7,968,000
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,771,837	1,786,898
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	13,016,071	13,133,216
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,772,500
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,462,720
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	12,600,000	12,288,780
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,923,257
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	5,000,000	5,009,000
PGA Trust, Series 2024-RSR2, Class E(b)(c)	1M CME TERM SOFR + 3.89%	06/15/26	2,000,000	2,007,200

	Rate	Maturity Date	Principal Amount	Value
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)(e)	0.00%	03/28/49	$15,460,000	$14,037,680
ROCK Trust, Series 2024-CNTR, Class D(c)	7.11%	11/13/29	5,493,000	5,692,945
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	12,534,245	12,391,355
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,765,228
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,334,684
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,719,904
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,614,490
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	13,118,721
SMR Mortgage Trust, Series 2022-IND, Class B(b)(c)	1M CME TERM SOFR + 2.40%	02/15/39	4,578,386	4,556,409
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	1,831,354	1,824,395
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	4,819,209	4,796,559
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,347,152	10,324,388
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,977,670
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.19%	12/10/26	9,158,000	8,603,941
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	213,064	169,501
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,130,843	897,228
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,725,503	1,063,484
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	616,558	452,363
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.81%	06/25/32	3,503,268	2,490,984
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.81%	08/25/33	2,060,896	1,370,972
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.76%	04/25/52	3,212,464	2,569,007
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,532,300
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D(b)(c)	1M CME TERM SOFR + 2.94%	11/15/26	2,000,000	2,007,400
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class E(b)(c)	1M CME TERM SOFR + 3.94%	11/15/26	3,000,000	3,015,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,020,762,421)				983,166,038

CONVERTIBLE CORPORATE BONDS (0.82%)
United States (0.82%)
PennyMac Corp.	5.50%	11/01/24	10,682,000	10,468,360
PennyMac Corp.(c)	5.50%	03/15/26	3,000,000	3,037,500
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	988,750

	Rate	Maturity Date	Principal Amount	Value
RWT Holdings, Inc.	5.75%	10/01/25	$11,300,000	$11,266,100

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $25,326,995)				25,760,710

CORPORATE BONDS (0.14%)
United States (0.14%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)(e)	0.00%	03/15/30	7,076,849	4,287,863

TOTAL CORPORATE BONDS
(Cost $4,945,325)				4,287,863

GOVERNMENT BOND (9.08%)
United States (9.08%)
U.S. Treasury Bond	3.88%	08/15/34	300,000,000	284,695,320

TOTAL GOVERNMENT BOND
(Cost $298,573,711)				284,695,320

RESIDENTIAL MORTGAGE-BACKED SECURITIES (29.76%)
United States (29.76%)
A&D Mortgage Trust, Series 2023-NQM2, Class A1(c)(d)	6.13%	04/25/27	1,754,704	1,758,641
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	814,181	835,081
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.15%	11/25/68	3,000,000	3,035,411
A&D Mortgage Trust, Series 2024-NQM1, Class B1(b)(c)	8.54%	02/25/69	3,017,000	3,057,806
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,755,542
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	8.05%	08/25/69	2,572,667	2,563,305
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,727,792	3,735,059
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,020,960
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	248,020	70,761
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,680,293	9,694,733
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,945,314	3,734,671
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,098,521	2,318,590
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,352,671	1,052,936
Alternative Loan Trust, Series 2006-2CB, Class A4(b)	1M CME TERM SOFR + 0.51%	03/25/36	3,664,482	1,343,318
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	4,190,171	2,243,944
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,238,684	2,837,657
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,909,291	3,030,066
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,579,438	699,212
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,030,640	871,735
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,675,704	5,359,171

	Rate	Maturity Date	Principal Amount	Value
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C(b)	1M CME TERM SOFR + 0.30%	05/25/47	$14,563,932	$8,786,798
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,607,373
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	08/16/27	1,681,983	1,580,788
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	528,270	527,344
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,504,644	1,292,599
Banc of America Funding , Series 2015-R2, Class 9A2(b)(c)	2.71%	07/27/27	10,559,648	9,458,193
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,559,247	4,389,405
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,431,247	2,244,158
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	304,171	280,765
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,751,810	5,150,690
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,168,099	4,653,725
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	739,432	620,948
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	1,881,673	1,635,442
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,713,075	2,214,412
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	2,328,707	2,163,395
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	742,923	691,303
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1(b)(c)	6.89%	10/25/29	19,000,000	19,001,573
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.34%	10/25/29	5,263,000	5,314,976
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,215,642	816,733
CHNGE Mortgage Trust, Series 2022-4, Class A1(c)(d)	6.00%	10/25/57	16,164,220	16,339,168
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	1,174,922	1,183,120
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	4,412,913	4,470,738
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	6,523,838	6,654,959
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,210,967	1,043,219
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,696,562	2,352,491
COLT, Series 2025-1, Class A3(c)(d)	6.08%	01/25/70	6,500,000	6,519,240
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,075,654
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	12/15/38	2,403,492	2,377,810
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	2.49%	07/25/27	20,806,837	20,604,768
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	07/25/27	3,500,000	3,203,551
EFMT, Series 2024-NQM1, Class M1(b)(c)	6.52%	11/25/69	8,900,000	8,940,972
EFMT, Series 2025-NQM1, Class A3(c)(d)	6.02%	01/25/70	4,000,000	4,002,707
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	570,016	463,260
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	766,942
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	9,594,730	4,777,329
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,762,435	5,455,873
HOMES, Series 2025-AFC1, Class A3(c)(d)	6.03%	01/25/29	4,250,000	4,254,375

	Rate	Maturity Date	Principal Amount	Value
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	$4,832,338	$4,496,595
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.12%	02/25/68	4,500,000	4,547,111
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M CME TERM SOFR + 0.86%	12/25/35	3,643,805	1,816,432
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,699,315	2,479,797
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,322,418	4,393,084
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,642,374	914,225
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,989,148	4,813,105
Lehman Mortgage Trust, Series 2007-3, Class 1A3(b)	1M CME TERM SOFR + 0.41%	03/25/37	11,165,380	2,888,976
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M CME TERM SOFR + 0.48%	02/25/37	30,883,557	7,519,078
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,727,424	6,140,913
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.24%	05/25/37	3,171,761	2,858,427
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	10.50%	04/25/27	4,413,000	4,414,712
LHOME Mortgage Trust, Series 2022-RTL3, Class A1(c)(d)	8.15%	06/25/25	22,785,638	22,812,420
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	40,000,000	40,097,892
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,129,331
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,803,268
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,035,665
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,957,470
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,116,661
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	8,500,000	8,580,916
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	14,306,000	14,479,967
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,178,380
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	12,236,000	12,372,031
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	12/25/26	1,250,000	1,264,783
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	10,500,000	10,660,558
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	12,000,000	12,145,079
LHOME Mortgage Trust, Series 2024-RTL5, Class M2(b)(c)	8.18%	09/25/39	6,900,000	6,874,109
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,364,011
LHOME Mortgage Trust, Series 2025-RTL1, Class M2(b)(c)	8.38%	01/25/40	3,750,000	3,749,992
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	5,999,966
LHOME Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	5.95%	01/25/40	5,000,000	4,999,936
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	16,111,173	2,627,067
MFA, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	27,486,000	27,968,132
MFA, Series 2024-NQM2, Class B1B(b)(c)	7.29%	08/25/69	5,448,000	5,365,815
MFA, Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	4,600,000	4,599,948
MFRA, Series 2024-NQM3, Class M1(b)(c)	6.67%	12/25/69	5,097,000	5,118,972
NYMT Loan Trust, Series 2022-BPL1, Class A1(c)(d)	3.97%	11/25/27	3,030,628	3,030,168
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	5,043,718
NYMT Loan Trust, Series 2024-BPL1, Class A2(c)(d)	8.62%	07/25/26	7,860,000	7,922,871
NYMT Loan Trust, Series 2024-BPL2, Class A1(c)(d)	6.51%	05/25/39	4,000,000	4,039,772
NYMT Loan Trust, Series 2024-BPL2, Class M(c)	8.41%	05/25/39	7,500,000	7,600,140
NYMT Loan Trust, Series 2024-BPL3, Class M1(b)(c)	6.90%	09/25/39	8,700,000	8,699,118
OBX, Series 2024-NQM17, Class M1(b)(c)	6.65%	11/25/28	6,500,000	6,523,436

	Rate	Maturity Date	Principal Amount	Value
OBX, Series 2025-NQM2, Class A3(b)(c)	5.95%	11/25/64	$13,000,000	$12,999,349
PRKCM, Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	1,084,078	1,095,198
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,945,622
PRPM, Series 2023-NQM2, Class A2(c)(d)	7.00%	09/25/27	6,891,617	6,998,783
PRPM LLC, Series 2024-2, Class A1(c)(d)	7.03%	03/25/27	2,915,634	2,943,892
PRPM LLC, Series 2024-4, Class A1(c)(d)	6.41%	07/25/27	11,236,089	11,236,491
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.02%	11/25/29	10,000,000	10,048,133
Rain City Mortgage Trust, Series 2024-RTL1, Class A1(b)(c)	6.53%	11/25/29	15,000,000	14,998,962
RALI, Series 2006-QS2, Class 1A10(b)	1M CME TERM SOFR + 0.61%	02/25/36	1,067,560	790,945
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	5,150,290	3,855,901
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,572,184	1,164,064
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	905,390	682,881
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,486,122
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,246,954	11,533,907
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	3,085,006	2,223,485
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,893,115	2,936,385
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,532,376	1,073,673
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	358,322	351,170
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,095,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	06/15/38	6,745,000	6,554,268
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.49%	05/15/52	6,807,003	6,716,802
Roc Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	6.06%	10/25/39	4,250,000	4,231,298
Roc Mortgage Trust, Series 2024-RTL1, Class M1(b)(c)	7.28%	10/25/39	7,000,000	7,003,162
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	13,341,734	13,355,793
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	745,093
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,025,658
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,008,588
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	19,750,000	19,830,525
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class M(c)(d)	12.95%	04/25/30	2,500,000	2,578,211
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	30,500,000	30,835,158
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,537,242
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	12,250,000	12,354,662
Saluda Grade Alternative Mortgage Trust 2025-NPL1, Series 2024-NPL1, Class A1(c)(d)	7.12%	01/25/30	9,489,303	9,492,469
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	295,601	294,223
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	105,045	104,550
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	03/15/37	637,449	635,348
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	4,692,580	4,606,614
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	851,047	801,477

	Rate	Maturity Date	Principal Amount	Value
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	$697,859	$655,712
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,548,829	5,335,758
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,174,892
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,075,027
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,071,781
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	6,500,000	6,603,617
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,077,798
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,805,126
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	5,985,448
Toorak Mortgage Trust, Series 2024-RRTL2, Class B1(b)(c)	8.18%	09/25/39	2,800,000	2,793,326
TVC Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	8.25%	11/25/27	12,000,000	12,056,657
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	1,990,918
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(d)	8.00%	01/25/26	7,903,000	7,917,689
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	1,371,790	1,294,228
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	2,438,335	2,307,744
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,018,217	962,365
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,521,318
Verus Securitization Trust, Series 2023-3, Class A2(c)(d)	6.44%	03/25/68	729,811	734,290
Verus Securitization Trust, Series 2024-7, Class B1(b)(c)	6.50%	09/25/69	3,300,000	3,264,255

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $948,970,157)				933,178,995

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (10.26%)
Money Market Fund (10.26%)
First American Government Obligations Fund	4.32%	321,812,560	321,812,560

TOTAL SHORT TERM INVESTMENTS
(Cost $321,812,560)			321,812,560

TOTAL INVESTMENTS (100.42%)
(Cost $3,227,182,792)			$3,148,320,933

Liabilities in Excess of Other Assets (-0.42%)			(13,070,278)
NET ASSETS (100.00%)			$3,135,250,655

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $2,281,214,314, which represents 72.76% of net assets as of January 31, 2025.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2025.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	The Fund's interest in this loan is held through a wholly-owned LLC of the Fund. See Notes 1 and 2 to the Consolidated Notes to Statement of Investments.
(g)	Interest only securities.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M CME Term SOFR - 1 Month CME SOFR as of January 31, 2025 was 4.31%

12M US FED - 12 Month US FED as of January 31, 2025 was 4.64%

1D US SOFR - 1 Day US SOFR as of January 31, 2025 was 4.38%

1M US SOFR - 1 Month US SOFR as of January 31, 2025 was 4.32%

30D US SOFR - 30 Day US SOFR as of January 31, 2025 was 4.32%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	$134,044	$134,044
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	884,927	884,927
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	2,645,672	2,645,672
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	176,524	176,524
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.83%	15,081	15,081
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	10,167	10,167
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	216,830	216,830
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	38,963	38,963
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.88%	14,597	14,597
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	11,828	11,828
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	69,489	69,489
							$4,218,122	$4,218,122

Pay	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$(359,224)	$(359,224)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/17/2034	50,000,000	USD	3.57%	(2,158,824)	(2,158,824)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/25/2034	50,000,000	USD	3.78%	(1,311,319)	(1,311,319)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	(875,560)	(875,560)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	11/08/2034	50,000,000	USD	3.91%	(805,749)	(805,749)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.38%	(1,977,558)	(1,977,558)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	12/13/2034	26,664,000	USD	3.82%	(560,160)	(560,160)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(1,880,550)	(1,880,550)
							$(9,928,944)	$(9,928,944)
							$(5,710,822)	$(5,710,822)

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually, while 1M US SOFR pay amounts semiannual and receive amounts quarterly, and while 3M US SOFR pay amounts monthly and receive amounts semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2025

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in a wholly-owned and controlled subsidiary of the Fund, Axonic Strategic Loan Funds LLC (the "Subsidiary"). The Subsidiary has the same investment objective as the Fund and is a Delaware limited liability company. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of January 31, 2025, the total value of investments held by the Subsidiary is $1,189,003, or approximately 0.04% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$289,641	$–	$–	$289,641
Preferred Stocks	15,183,580	–	–	15,183,580
Asset-Backed Securities	–	553,092,777	–	553,092,777
Bank Loans	–	26,853,449	–	26,853,449
Commercial Mortgage-Backed Securities	–	983,166,038	–	983,166,038
Convertible Corporate Bonds	–	25,760,710	–	25,760,710
Corporate Bonds	–	4,287,863	–	4,287,863
Government Bonds	–	284,695,320	–	284,695,320
Residential Mortgage-Backed Securities	–	933,178,995	–	933,178,995
Short Term Investments	321,812,560	–	–	321,812,560
Total	$337,285,781	$2,811,035,152	$–	$3,148,320,933
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$4,218,122	$–	$4,218,122
Liabilities:
Interest Rate Swap Contracts	$–	$(9,928,944)	$–	$(9,928,944)
Total	$–	$(5,710,822)	$–	$(5,710,822)

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.